Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
April 30, 2022
RW30-NPRT3-0622
1.858594.114
Domestic Equity Funds - 9.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,283	115,573
Fidelity Series Commodity Strategy Fund (a)	18,156	96,409
Fidelity Series Large Cap Growth Index Fund (a)	4,878	75,469
Fidelity Series Large Cap Stock Fund (a)	4,643	81,716
Fidelity Series Large Cap Value Index Fund (a)	10,999	159,370
Fidelity Series Small Cap Opportunities Fund (a)	3,129	38,868
Fidelity Series Value Discovery Fund (a)	3,789	57,901
TOTAL DOMESTIC EQUITY FUNDS (Cost $537,116)		625,306

International Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,482	64,992
Fidelity Series Emerging Markets Fund (a)	5,047	43,502
Fidelity Series Emerging Markets Opportunities Fund (a)	23,406	403,292
Fidelity Series International Growth Fund (a)	8,791	134,594
Fidelity Series International Index Fund (a)	5,312	56,733
Fidelity Series International Small Cap Fund (a)	2,412	39,868
Fidelity Series International Value Fund (a)	13,033	134,890
Fidelity Series Overseas Fund (a)	11,625	134,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $997,534)		1,012,725

Bond Funds - 64.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	100,989	1,011,912
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,204	75,554
Fidelity Series Corporate Bond Fund (a)	51,470	491,024
Fidelity Series Emerging Markets Debt Fund (a)	4,221	33,138
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,255	10,676
Fidelity Series Floating Rate High Income Fund (a)	710	6,486
Fidelity Series Government Bond Index Fund (a)	72,711	703,111
Fidelity Series High Income Fund (a)	4,365	38,148
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,897	59,262
Fidelity Series International Credit Fund (a)	623	5,526
Fidelity Series International Developed Markets Bond Index Fund (a)	24,685	224,389
Fidelity Series Investment Grade Bond Fund (a)	69,844	731,969
Fidelity Series Investment Grade Securitized Fund (a)	54,780	513,838
Fidelity Series Long-Term Treasury Bond Index Fund (a)	35,074	242,715
Fidelity Series Real Estate Income Fund (a)	2,187	24,252
TOTAL BOND FUNDS (Cost $4,398,079)		4,172,000

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	128,850	128,850
Fidelity Series Short-Term Credit Fund (a)	13,315	128,754
Fidelity Series Treasury Bill Index Fund (a)	38,709	386,701
TOTAL SHORT-TERM FUNDS (Cost $648,388)		644,305

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,581,117)	6,454,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	112
NET ASSETS - 100.0%	6,454,448

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,100,406	84,713	4,375	(460)	(3,321)	1,011,912
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	243,762	161,074	838	(3,879)	(3,255)	75,554
Fidelity Series Blue Chip Growth Fund	165,049	83,291	73,110	33,976	(550)	(59,107)	115,573
Fidelity Series Canada Fund	62,904	17,338	17,660	1,569	369	2,041	64,992
Fidelity Series Commodity Strategy Fund	208,548	75,999	168,172	64,642	(3,544)	(16,422)	96,409
Fidelity Series Corporate Bond Fund	618,891	88,129	124,606	12,962	2,844	(94,234)	491,024
Fidelity Series Emerging Markets Debt Fund	41,887	6,082	8,539	1,371	(1,140)	(5,152)	33,138
Fidelity Series Emerging Markets Debt Local Currency Fund	13,557	2,336	2,821	527	(163)	(2,233)	10,676
Fidelity Series Emerging Markets Fund	49,667	15,102	9,018	1,671	(312)	(11,937)	43,502
Fidelity Series Emerging Markets Opportunities Fund	462,107	202,500	104,085	53,866	(9,062)	(148,168)	403,292
Fidelity Series Floating Rate High Income Fund	8,062	1,032	2,562	253	(66)	20	6,486
Fidelity Series Government Bond Index Fund	781,464	131,808	130,788	6,625	(1,943)	(77,430)	703,111
Fidelity Series Government Money Market Fund 0.40%	331,584	14,657	217,391	205	-	-	128,850
Fidelity Series High Income Fund	48,672	5,721	12,300	1,927	(416)	(3,529)	38,148
Fidelity Series Inflation-Protected Bond Index Fund	851,662	60,634	815,630	35,620	71,438	(108,842)	59,262
Fidelity Series International Credit Fund	6,175	153	-	153	-	(802)	5,526
Fidelity Series International Developed Markets Bond Index Fund	-	259,100	19,951	203	(422)	(14,338)	224,389
Fidelity Series International Growth Fund	150,155	57,298	33,111	12,761	(1,144)	(38,604)	134,594
Fidelity Series International Index Fund	62,272	17,435	14,224	1,688	(458)	(8,292)	56,733
Fidelity Series International Small Cap Fund	52,722	13,531	10,093	6,663	(955)	(15,337)	39,868
Fidelity Series International Value Fund	148,917	42,237	45,178	8,005	(400)	(10,686)	134,890
Fidelity Series Investment Grade Bond Fund	852,859	122,927	147,998	14,695	(2,059)	(93,760)	731,969
Fidelity Series Investment Grade Securitized Fund	588,327	84,233	101,341	4,957	(1,369)	(56,012)	513,838
Fidelity Series Large Cap Growth Index Fund	105,291	31,452	49,614	2,712	8,388	(20,048)	75,469
Fidelity Series Large Cap Stock Fund	115,906	22,629	46,234	10,324	5,588	(16,173)	81,716
Fidelity Series Large Cap Value Index Fund	224,375	49,019	102,104	14,012	14,703	(26,623)	159,370
Fidelity Series Long-Term Treasury Bond Index Fund	232,966	111,162	50,781	4,086	(778)	(49,854)	242,715
Fidelity Series Overseas Fund	150,520	49,003	36,373	4,727	(174)	(28,122)	134,854
Fidelity Series Real Estate Income Fund	29,365	3,074	6,634	1,080	90	(1,643)	24,252
Fidelity Series Short-Term Credit Fund	283,966	17,532	162,498	3,306	(1,707)	(8,539)	128,754
Fidelity Series Small Cap Opportunities Fund	55,682	22,789	22,822	13,782	77	(16,858)	38,868
Fidelity Series Treasury Bill Index Fund	923,262	45,321	581,314	703	200	(768)	386,701
Fidelity Series Value Discovery Fund	82,452	17,716	35,515	8,712	3,669	(10,421)	57,901
	7,709,266	3,015,408	3,398,254	332,996	76,365	(948,449)	6,454,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.